Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Total profit after taxation for the year	£ 5,308	£ 15,621	£ 5,096
Items that may be reclassified subsequently to continuing operations income statement:
Exchange movements on overseas net assets and net investment hedges	(22)	113	(339)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries associates	(34)	2	(25)
Fair value movements on cash flow hedges	(1)	(18)	5
Deferred tax on fair value movements on cash flow hedges	1	9	(8)
Reclassification of cash flow hedges to income statement	4	14	12
Other comprehensive income that will be reclassified to profit or loss, net of tax	(52)	120	(355)
Items that will not be reclassified to continuing operations income statement:
Exchange movements on overseas net assets of non-controlling interests	(25)	(28)	(20)
Fair value movements on equity investments	(244)	(754)	(911)
Tax on fair value movements on equity investments	14	56	131
Fair value movements on cash flow hedges	(40)	(6)	0
Remeasurement gains/(losses) on defined benefit plans	71	(786)	940
Tax on remeasurement losses/(gains) on defined benefit plans	(41)	211	(223)
Items that will not be reclassified to continuing operations income statement	(265)	(1,307)	(83)
Other comprehensive income /(expense) for the year from continuing operations	(317)	(1,187)	(438)
Other comprehensive income for the year from discontinued operations	0	356	101
Total comprehensive income for the year	4,991	14,790	4,759
Total comprehensive income for the year attributable to:
Shareholders	4,636	14,153	4,068
Non-controlling interests	355	637	691
Total comprehensive income for the year	£ 4,991	£ 14,790	£ 4,759